BUSINESS ACQUISITIONS (Details 1) - USD ($)	Sep. 22, 2022	Aug. 31, 2022	Nov. 30, 2021	Nov. 30, 2020
Allocated as follows:
Right-of-use asset		$ 176,256	$ 133,984
Deferred revenue		840,757	183,994
Lease liability		(75,712)	(135,175)
Intangible assets – distribution libraries		5,024,792	3,636,078
Goodwill		$ 6,274,356	$ 833,493
Indie Flix [Member]
Consideration:
Common shares	$ 799,994
IndieFlix Contingent Consideration	(1,648,000)
Total unadjusted purchase price	2,447,994
Cash acquired	(21,076)
Total purchase price, net of cash acquired	2,426,918
Allocated as follows:
Accounts receivable	188,278
Inventory	105
Prepaids	8,335
Right-of-use asset	144,702
Accounts payable	(606,560)
Deferred revenue	(251,435)
Lease liability	(144,702)
Loans payable	(508,255)
Long-term debt	(156,625)
Intangible assets – distribution libraries	3,695,673
Goodwill	833,493
Deferred income taxes	(776,091)
Total	$ 2,426,918